Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
OPERATING ACTIVITIES
Net income	$ 63,080	416,330	279,014	195,866
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	4,629	30,552	18,791	6,222
Amortization of acquired intangible assets	3,261	21,520	9,654	3,260
Impairment loss for acquired intangible assets	697	4,600
Allowance for doubtful receivables	778	5,136	1,885	251
Change in fair value of contingent consideration payables			5,946
Compensation expenses associated with stock options	3,365	22,211	6,609	45,659
Loss (gain) on disposal of property, plant and equipment	(15)	(97)	26	249
Investment income	(6,249)	(41,244)	(18,905)
Share of income of affiliates	(1,955)	(12,904)	(774)	(135)
Gain on disposal of investment in a subsidiary				(525)
Deferred taxes	(220)	(1,450)	2,835	(4,175)
Changes in operating assets and liabilities:
Accounts receivable	(9,356)	(61,750)	(85,639)	(58,265)
Insurance premium receivables	21	141	(213)	2,419
Other receivables	(1,205)	(7,951)	(5,167)	(13,827)
Other current assets	(963)	(6,357)	(762)	(3,927)
Accounts payable	2,090	13,793	13,071	48,415
Insurance premium payables	(92)	(607)	(2,243)	(11,361)
Other payables and accrued expenses	(3,392)	(22,386)	16,004	13,641
Accrued payroll	1,004	6,629	7,631	6,830
Income taxes payable	(376)	(2,482)	11,170	23,310
Other tax liabilities	452	2,981	666	712
Net cash generated from operating activities	55,554	366,665	259,599	254,619
Cash flows from investing activities:
Addition in other investments	(380)	(2,509)	(1,401)	(189)
Addition in investment in affiliates	(5,986)	(39,511)	(68,269)	(292)
Purchase of property, plant and equipment	(3,697)	(24,398)	(47,792)	(51,828)
Proceeds from disposal of property and equipment	216	1,425	2,059	759
Acquisition of subsidiaries, net of cash acquired of RMB41,025, RMB2,006 and RMB18,156 (US$2,751) in 2008, 2009 and 2010, respectively	(46,643)	(307,844)	(330,652)	(23,868)
Disposal of investment in subsidiaries, net of cash disposed of RMB64, RMB255, and RMB5,283 (US$800) in 2008, 2009 and 2010, respectively	(414)	(2,733)	4,110	1,545
Amounts due from related parties				(187,595)
Repayments from (to) related parties	(2,611)	(17,231)	183,459
Decrease (increase) in restricted cash	(1,094)	(7,220)	2,243	8,548
Net cash used in investing activities	(60,609)	(400,021)	(256,243)	(252,920)
Cash flows from financing activities:
Repayments of bank loans				(1,634)
Payment for contingent consideration	(18,997)	(125,380)
Acquisition of additional interest in a subsidiary	(365)	(2,410)		(3,000)
Increase in capital injection by noncontrolling interests	1,863	12,295	20,315	10,612
Advances from related parties				10,598
Repayments to related parties	(1,350)	(8,907)	(8,923)
Proceeds from share issuances	112,692	743,767
Proceeds on exercise of stock options	1,527	10,075
Repurchase of ordinary shares	(5,650)	(37,287)
Dividends paid	(12,270)	(80,985)	(68,558)
Net cash generated from (used in) financing activities	77,450	511,168	(57,166)	16,576
Net increase (decrease) in cash and cash equivalents	72,395	477,812	(53,810)	18,275
Cash and cash equivalents at beginning of year	220,892	1,457,890	1,510,432	1,544,817
Effect of exchange rate changes on cash and cash equivalents	(1,638)	(10,818)	1,268	(52,660)
Cash and cash equivalents at end of year	291,649	1,924,884	1,457,890	1,510,432
Supplemental disclosure of cash flow information:
Interest paid	1	5	4	95
Income taxes paid	$ 14,829	97,869	80,826	42,590